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                                  UNITEDSTATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-PX

          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number   811-21962
                                   ---------------------------------------------

                                 Epiphany Funds
--------------------------------------------------------------------------------
                Exact name of registrant as specified in charter)

306 West 7th Street    Suite 616          Fort Worth      TX      76102
--------------------------------------------------------------------------------
 (Address of principal executive offices)                       (Zip code)

                           Matrix Capital Group, Inc.
                             630 Fitzwatertown Road
                              Building A, 2nd Floor
                             Willow Grove, PA 19090
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  817.529.0444
                                                     ---------------------------

Date of fiscal year end: 10/30/2007
                         -------------------------

Date of reporting period: 01/05/2007 to 06/30/2007
                          ------------------------

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than
August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the
Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).
The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the
Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the
Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington,
DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

SEC 2451 (4-03)     Persons who are to respond to the collection of information contained in this form are not required to respond unless
                    the form displays a currently valid OMB control number.

ITEM 1. PROXY VOTING RECORD:

Appended hereto as Exhibit A is the following information indicating for each matter relating to a portfolio security owned by the Registrant considered at any shareholder meeting held during the twelve month period ended June 30, 2005 with respect to which the Registrant was entitled to vote:

      (a).  The name of the issuer of the portfolio security;

      (b).  The exchange ticker symbol of the portfolio security;

      (c).  The Council on Uniform Securities Identification Procedures
            ("CUSIP") number for the portfolio security;

      (d).  The shareholder meeting date;

      (e).  A brief identification of the matter voted on;

      (f).  Whether the matter was proposed by the issuer or by a security holder;

      (g).  Whether the Registrant cast its vote on the matter;

      (h).  How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

      (i).  Whether the Registrant cast its vote for or against management.

                                   SIGNATURES

                           [See General Instruction F]

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)              Epiphany Funds
            --------------------------------------------------------------------

By (Signature and Title)*  /s/    Samuel J. Saladino, III
                         -------------------------------------------------------
                          Samuel J. Saladino, III, President

Date                      July 17, 2007
    ----------------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.

Exhibit A
---------

Epiphany Core Equity Fund          Epihany Core Equity Fund
Form N-PX                          Proxy Voting Record - 2007
7/1/2006 to 6/30/2007
                                                                                                                                                                            Against
                                                                                     Meeting                                                        Proposed by     Vote    Abstain     For/Against
Issuer                             Ticker                             CUSIP          Date           Description of Vote                             Issuer or S.H.  Cast    Withhold    Mgmt.
---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
Arkansas Best Corporation          ABFS                               40790107       4/24/2007      Director - Alden                                Issuer          Yes     For         For
Arkansas Best Corporation          ABFS                               40790107       4/24/2007      Director - Edelstein                            Issuer          Yes     Withhold    Against
Arkansas Best Corporation          ABFS                               40790107       4/24/2007      Director - Young                                Issuer          Yes     For         For
Arkansas Best Corporation          ABFS                               40790107       4/24/2007      Ratify public accounting firm                   Issuer          Yes     For         For
Arkansas Best Corporation          ABFS                               40790107       4/24/2007      Declassification of board                       Shareholder     Yes     For         Against
BBT Corporation                    BBT                                54937107       4/24/2007      Director - Allison                              Issuer          Yes     For         For
BBT Corporation                    BBT                                54937107       4/24/2007      Director - Banner                               Issuer          Yes     For         For
BBT Corporation                    BBT                                54937107       4/24/2007      Director - Cablik                               Issuer          Yes     For         For
BBT Corporation                    BBT                                54937107       4/24/2007      Director - Chilton                              Issuer          Yes     For         For
BBT Corporation                    BBT                                54937107       4/24/2007      Director - Deal                                 Issuer          Yes     Withhold    Against
BBT Corporation                    BBT                                54937107       4/24/2007      Director - Efird                                Issuer          Yes     Withhold    Against
BBT Corporation                    BBT                                54937107       4/24/2007      Director - Fitzpatrick                          Issuer          Yes     For         For
BBT Corporation                    BBT                                54937107       4/24/2007      Director - Hackley                              Issuer          Yes     Withhold    Against
BBT Corporation                    BBT                                54937107       4/24/2007      Director - Helm                                 Issuer          Yes     For         For
BBT Corporation                    BBT                                54937107       4/24/2007      Director - Howe                                 Issuer          Yes     For         For
BBT Corporation                    BBT                                54937107       4/24/2007      Director - Maynard                              Issuer          Yes     Withhold    Against
BBT Corporation                    BBT                                54937107       4/24/2007      Director - McCauley                             Issuer          Yes     Withhold    Against
BBT Corporation                    BBT                                54937107       4/24/2007      Director - Morrison                             Issuer          Yes     For         For
BBT Corporation                    BBT                                54937107       4/24/2007      Director - Qubein                               Issuer          Yes     Withhold    Against
BBT Corporation                    BBT                                54937107       4/24/2007      Director - Sasser                               Issuer          Yes     For         For
BBT Corporation                    BBT                                54937107       4/24/2007      Amendment to 2004 Stock Incentive Plan          Issuer          Yes     For         For
BBT Corporation                    BBT                                54937107       4/24/2007      Ratify public accounting firm                   Issuer          Yes     For         For
Kellogg Company                    K                                  487836108      4/27/2007      Director - Carson                               Issuer          Yes     Withhold    Against
Kellogg Company                    K                                  487836108      4/27/2007      Director - Gund                                 Issuer          Yes     Withhold    Against
Kellogg Company                    K                                  487836108      4/27/2007      Director - Johnson                              Issuer          Yes     For         For
Kellogg Company                    K                                  487836108      4/27/2007      Director - Korologos                            Issuer          Yes     For         For
Kellogg Company                    K                                  487836108      4/27/2007      Ratify public accounting firm                   Issuer          Yes     For         For
Kellogg Company                    K                                  487836108      4/27/2007      Prepare a sustainability report                 Shareholder     Yes     For         Against
Kellogg Company                    K                                  487836108      4/27/2007      Enact a majority vote requirement               Shareholder     Yes     For         Against
W.W. Grainger                      GWW                                384802104      4/25/2007      Director - Anderson                             Issuer          Yes     For         For
W.W. Grainger                      GWW                                384802104      4/25/2007      Director - Gantz                                Issuer          Yes     Withhold    Against
W.W. Grainger                      GWW                                384802104      4/25/2007      Director - Hailey                               Issuer          Yes     For         For
W.W. Grainger                      GWW                                384802104      4/25/2007      Director - Hall                                 Issuer          Yes     For         for
W.W. Grainger                      GWW                                384802104      4/25/2007      Director - Keyser                               Issuer          Yes     For         for
W.W. Grainger                      GWW                                384802104      4/25/2007      Director - Levenick                             Issuer          Yes     For         For
W.W. Grainger                      GWW                                384802104      4/25/2007      Director - McCarter                             Issuer          Yes     Withhold    Against
W.W. Grainger                      GWW                                384802104      4/25/2007      Director - Novich                               Issuer          Yes     For         For
W.W. Grainger                      GWW                                384802104      4/25/2007      Director - Roberts                              Issuer          Yes     For         For
W.W. Grainger                      GWW                                384802104      4/25/2007      Director - Rogers                               Issuer          Yes     For         For
W.W. Grainger                      GWW                                384802104      4/25/2007      Director - Ryan                                 Issuer          Yes     For         For
W.W. Grainger                      GWW                                384802104      4/25/2007      Director - Slavik                               Issuer          Yes     Withhold    Against
W.W. Grainger                      GWW                                384802104      4/25/2007      Director - Smith                                Issuer          Yes     For         For
W.W. Grainger                      GWW                                384802104      4/25/2007      Ratify public accounting firm                   Issuer          Yes     For         For
Illinois Tool Works                ITW                                452308109      5/4/2007       Director - Aldinger                             Issuer          Yes     For         For
Illinois Tool Works                ITW                                452308110      5/4/2007       Director - Birck                                Issuer          Yes     Withhold    Against
Illinois Tool Works                ITW                                452308111      5/4/2007       Director - Brailsford                           Issuer          Yes     For         For
Illinois Tool Works                ITW                                452308112      5/4/2007       Director - Crown                                Issuer          Yes     For         For
Illinois Tool Works                ITW                                452308113      5/4/2007       Director - Davis                                Issuer          Yes     For         For
Illinois Tool Works                ITW                                452308114      5/4/2007       Director- McCormack                             Issuer          Yes     Withhold    Against
Illinois Tool Works                ITW                                452308115      5/4/2007       Director - Morrison                             Issuer          Yes     For         For
Illinois Tool Works                ITW                                452308116      5/4/2007       Director - Skinner                              Issuer          Yes     For         For
Illinois Tool Works                ITW                                452308117      5/4/2007       Director - Smith                                Issuer          Yes     For         For
Illinois Tool Works                ITW                                452308118      5/4/2007       Director - Speer                                Issuer          Yes     For         For
Illinois Tool Works                ITW                                452308119      5/4/2007       Ratify public accounting firm                   Issuer          Yes     For         For
Rohm & Haas                        ROH                                775371107      5/7/2007       Director - Avery                                Issuer          Yes     For         For
Rohm & Haas                        ROH                                775371107      5/7/2007       Director - Gupta                                Issuer          Yes     For         For
Rohm & Haas                        ROH                                775371107      5/7/2007       Director - Haas                                 Issuer          Yes     For         For
Rohm & Haas                        ROH                                775371107      5/7/2007       Director - Haas                                 Issuer          Yes     For         For
Rohm & Haas                        ROH                                775371107      5/7/2007       Director - Keyser                               Issuer          Yes     For         For
Rohm & Haas                        ROH                                775371107      5/7/2007       Director - Mills                                Issuer          Yes     For         For
Rohm & Haas                        ROH                                775371107      5/7/2007       Director - Moose                                Issuer          Yes     Against     Against
Rohm & Haas                        ROH                                775371107      5/7/2007       Director - Omenn                                Issuer          Yes     Against     Against
Rohm & Haas                        ROH                                775371107      5/7/2007       Director - Rogers                               Issuer          Yes     For         For
Rohm & Haas                        ROH                                775371107      5/7/2007       Director - Schmitz                              Issuer          Yes     Against     Against
Rohm & Haas                        ROH                                775371107      5/7/2007       Director - Whitesides                           Issuer          Yes     For         For
Rohm & Haas                        ROH                                775371107      5/7/2007       Director - Whittington                          Issuer          Yes     For         For
Rohm & Haas                        ROH                                775371107      5/7/2007       Ratify public accounting firm                   Issuer          Yes     For         For
Quest Diagnostics                  DGX                                74834L100      5/8/2007       Director - Baldwin                              Issuer          Yes     For         For
Quest Diagnostics                  DGX                                74834L100      5/8/2007       Director - Mohapatra                            Issuer          Yes     For         For
Quest Diagnostics                  DGX                                74834L100      5/8/2007       Director - Pfeiffer                             Issuer          Yes     For         For
Quest Diagnostics                  DGX                                74834L100      5/8/2007       Ratify public accounting firm                   Issuer          Yes     For         For
Sallie Mae                         SLM                                78442P106      5/17/2007                                                                      NO
United Parcel Service, Inc.        UPS                                911312106      5/10/2007      Director - Burns                                Issuer          Yes     For         For
United Parcel Service, Inc.        UPS                                911312106      5/10/2007      Director - Davis                                Issuer          Yes     For         For
United Parcel Service, Inc.        UPS                                911312106      5/10/2007      Director - Eizenstate                           Issuer          Yes     For         For
United Parcel Service, Inc.        UPS                                911312106      5/10/2007      Director - Eskew                                Issuer          Yes     For         For
United Parcel Service, Inc.        UPS                                911312106      5/10/2007      Director - Kelly                                Issuer          Yes     For         For
United Parcel Service, Inc.        UPS                                911312106      5/10/2007      Director - Livermore                            Issuer          Yes     For         For
United Parcel Service, Inc.        UPS                                911312106      5/10/2007      Director - Pelson                               Issuer          Yes     Withhold    Against
United Parcel Service, Inc.        UPS                                911312106      5/10/2007      Director - Thompson                             Issuer          Yes     For         For
United Parcel Service, Inc.        UPS                                911312106      5/10/2007      Director - Tome                                 Issuer          Yes     For         For
United Parcel Service, Inc.        UPS                                911312106      5/10/2007      Director - Verwaayen                            Issuer          Yes     For         For
United Parcel Service, Inc.        UPS                                911312106      5/10/2007      Ratify public accounting firm                   Issuer          Yes     For         For
Nucor                              NUE                                670346105      5/10/2007      Director - DiMicco                              Issuer          Yes     For         For
Nucor                              NUE                                670346105      5/10/2007      Director - Hlavacek                             Issuer          Yes     For         For
Nucor                              NUE                                670346105      5/10/2007      Director - Milchovich                           Issuer          Yes     For         For
Nucor                              NUE                                670346105      5/10/2007      Ratify public accounting firm                   Issuer          Yes     For         For
Nucor                              NUE                                670346105      5/10/2007      Enact a majority vote requirement               Shareholder     Yes     For         Against
Lowe's Companies                   LOW                                548661107      5/25/2007      Director - Bernauer                             Issuer          Yes     For         For
Lowe's Companies                   LOW                                548661107      5/25/2007      Director - Berry                                Issuer          Yes     Withhold    Against
Lowe's Companies                   LOW                                548661107      5/25/2007      Director - Hudson                               Issuer          Yes     Withhold    Against
Lowe's Companies                   LOW                                548661107      5/25/2007      Director - Niblock                              Issuer          Yes     For         For
Lowe's Companies                   LOW                                548661107      5/25/2007      Ratify Employee Stock Purchase Plan             Issuer          Yes     For         For
Lowe's Companies                   LOW                                548661107      5/25/2007      Ratify public accounting firm                   Issuer          Yes     For         For
Lowe's Companies                   LOW                                548661107      5/25/2007      Minimum share ownership for directors           Shareholder     Yes     Against     For
Lowe's Companies                   LOW                                548661107      5/25/2007      Report on wood procurement                      Shareholder     Yes     Against     For
Lowe's Companies                   LOW                                548661107      5/25/2007      Annual election of directors                    Shareholder     Yes     For         Against
Lowe's Companies                   LOW                                548661107      5/25/2007      Executive severance agreements                  Shareholder     Yes     Against     For
Lowe's Companies                   LOW                                548661107      5/25/2007      Executive compensation plan                     Shareholder     Yes     Against     For
TJX Companies                      TJX                                872540109      6/5/2007                                                                       NO
Caterpillar                        CAT                                149123101      6/13/2007      Director - Dillon                               Issuer          Yes     Withhold    Against
Caterpillar                        CAT                                149123101      6/13/2007      Director - Gallardo                             Issuer          Yes     Withhold    Against
Caterpillar                        CAT                                149123101      6/13/2007      Director - Osborn                               Issuer          Yes     For         For
Caterpillar                        CAT                                149123101      6/13/2007      Director - Rust                                 Issuer          Yes     For         For
Caterpillar                        CAT                                149123101      6/13/2007      Ratify public accounting firm                   Issuer          Yes     For         For
Caterpillar                        CAT                                149123101      6/13/2007      Separate CEO & Chair                            Shareholder     Yes     For         Against
Caterpillar                        CAT                                149123101      6/13/2007      Enact a majority vote requirement               Shareholder     Yes     For         Against